Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022
		Property
	Medical	Management
	Services	Services	Total
Revenues	$6,076,414	$3,764,295	$9,840,709
Loss from operations	$(2,463,593)	$(2,991,371)	$(5,454,964)
Loss before income taxes	$(2,613,615)	$(2,800,755)	$(5,414,370)
Net loss	$(2,651,826)	$(2,779,966)	$(5,431,792)
	For the Year Ended December 31, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$5,986,030	$4,558,520	$10,544,550
Loss from operations	$(1,186,885)	$(41,342)	$(1,228,227)
Income (loss) before income taxes	$(1,239,438)	$2,187,975	$948,537
Net income (loss)	$(1,241,091)	$2,141,487	$900,396

Schedule of consolidated statement of operation and comprehensive income (loss) net loss before income taxes

Reconciliation of the Company’s segment net loss before income taxes to the consolidated statement of operation and comprehensive income (loss)’s net loss before income taxes for the year ended December 31, 2022 is as follows:

Segment loss before income tax	$5,414,370
Change in fair value of prepaid forward purchase liabilities	(12,911,503)
Earnout share payment	(5,199,629)
Other corporate expenses	(1,406,322)
Consolidated net loss before income taxes	$(24,931,824)